Sales and other operating revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of sales and operating revenue [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2023	2022	2023	2022
By segment
gas & low carbon energy	10,428	13,243	28,314	21,409
oil production & operations	5,777	9,504	11,930	17,662
customers & products	38,051	55,557	76,933	97,720
other businesses & corporate	590	516	1,328	968
	54,846	78,820	118,505	137,759

Less: sales and other operating revenues between segments
gas & low carbon energy	840	1,621	1,376	3,569
oil production & operations	5,236	8,753	11,497	15,789
customers & products	(180)	392	(36)	1,084
other businesses & corporate	412	188	948	193
	6,308	10,954	13,785	20,635

External sales and other operating revenues
gas & low carbon energy	9,588	11,622	26,938	17,840
oil production & operations	541	751	433	1,873
customers & products	38,231	55,165	76,969	96,636
other businesses & corporate	178	328	380	775
Total sales and other operating revenues	48,538	67,866	104,720	117,124

By geographical area
US	20,065	27,331	39,225	46,483
Non-US	38,492	54,331	84,842	97,128
	58,557	81,662	124,067	143,611
Less: sales and other operating revenues between areas	10,019	13,796	19,347	26,487
	48,538	67,866	104,720	117,124

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	520	2,034	1,157	4,178
Oil products	31,218	43,267	61,359	75,018
Natural gas, LNG and NGLs	5,841	8,944	15,485	19,624
Non-oil products and other revenues from contracts with customers	2,750	1,825	4,622	4,170
Revenue from contracts with customers	40,329	56,070	82,623	102,990
Other operating revenues(a)	8,209	11,796	22,097	14,134
Total sales and other operating revenues	48,538	67,866	104,720	117,124